13. INCOME TAXES: Schedule of Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Income Tax Rate Reconciliation

	2019	2018	2017
Statutory Federal income tax rate	21.0%	21.0%	34.0%
Tax Reform Act Impact	-	-	(13.0)
Tax effect of S corporation status	6.7	(.4)	2.9
Tax exempt income	(6.4)	(5.1)	(9.8)
Miscellaneous	.8	.1	.7
Effective Tax Rate	22.1%	15.6%	14.8%